Income taxes (Schedule of Components of Net Deferred Tax Liability Relating to Mexican Mining Royalty) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 488	$ 459
Net Deferred Tax Liability Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Property, Plant and equipment	1,321	850
Other
Total deferred tax liabilities	1,321	850
Provisions and reserves	(833)	(391)
Net deferred tax liabilities	$ 488	$ 459